Convertible Loans Payable (Details 3) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Platform Operator, Crypto-Asset [Line Items]
Derivative liability	$ 60,110	$ 184,025	$ 354,160
Warrants and derivative liabilities	60,110	184,025	354,160
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto-Asset [Line Items]
Derivative liability	0	0	0
Warrants and derivative liabilities	0	0	0
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto-Asset [Line Items]
Derivative liability	0	0	0
Warrants and derivative liabilities	0	0	0
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto-Asset [Line Items]
Derivative liability	60,110	184,025	354,160
Warrants and derivative liabilities	$ 60,110	$ 184,025	$ 354,160